Retained profits	12 Months Ended
Dec. 31, 2023
Disclosure of Retained Profits [Abstract]
Retained profits
Note 44: Retained profits

	2023 £m	2022[1] £m	2021 £m
At 31 December 2021		10,241
Adjustment on the adoption of IFRS 17		(1,923)
At 1 January	6,550	8,318	4,584
Profit attributable to ordinary shareholders	4,933	3,389	5,355
Post-retirement defined benefit scheme remeasurements	(1,205)	(2,152)	1,062
Gains and losses attributable to own credit risk (net of tax)	(168)	364	(52)
Dividends paid (note 46)	(1,651)	(1,475)	(877)
Share buyback programme (note 43)	(1,993)	(2,013)	–
Issue costs of other equity instruments (net of tax)	(6)	(5)	–
Repurchase and redemption costs of other equity instruments	–	(36)	–
Movement in treasury shares	103	(60)	(13)
Value of employee services:
Share option schemes	58	41	51
Other employee award schemes	169	183	131
Change in non-controlling interests	–	(3)	(1)
Realised gains and losses on equity shares held at fair value through other comprehensive income	–	(1)	1
At 31 December	6,790	6,550	10,241
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
Retained profits are stated after deducting £10 million (2022: £196 million; 2021: £205 million) representing 61 million (2022: 688 million; 2021: 434 million) treasury shares held.
Note 44: Retained profits continued
The payment of dividends by subsidiaries and the ability of members of the Group to lend money to other members of the Group may be subject to regulatory or legal restrictions, the availability of reserves and the financial and operating performance of the entity. A number of Group subsidiaries, principally those with banking and insurance activities, are subject to regulatory capital requirements which require minimum amounts of capital to be maintained relative to their size and risk. The Group actively manages the capital of its subsidiaries, which includes monitoring the regulatory capital ratios for its banking and insurance subsidiaries and, on a consolidated basis, the Ring-Fenced Bank sub-group, against approved risk appetite levels.